PREPAYMENTS AND OTHER RECEIVABLES - Summary of Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Receivables from third party payment service providers	$ 510	$ 504
Utility and service deposits	4,560	630
Deferred expense	1,069	1,640
Loans to third parties	2,144	1,259
Deductible value-added input tax	3,263	3,535
Derivative assets	2,039
Others	703	742
Prepayments and other receivables	$ 14,288	$ 8,310